DERIVATIVES (Tables)	12 Months Ended
Dec. 31, 2011
Derivatives Tables [Abstract]
Derivatives

Derivative Assets(1)
	As restated2
	2010		2011
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	3,454,366	181,275	6,736,338	792,046
Financial futures	3,335,302	3,252	346,708	8,142
Foreign exchange swaps	3,706,230	142,146	3,003,201	55,768
Forward rate agreements	70,070	1,334	69,865	608
Interest rate swaps	31,524,946	1,209,336	22,598,883	2,594,929
Options	3,431,994	87,433	4,794,160	114,378
Outright foreign exchange forwards	352,532	7,932	889,417	39,744
Credit Derivatives	-	-	7,803	65
Commodity swaps and other	22,041	1,562	1,293	285
Total	45,897,481	1,634,270	38,447,668	3,605,965
2 See Note 43 for more information
Derivative Liabilities(1)
	As restated2
	2010		2011
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	3,624,583	372,528	4,328,113	542,310
Financial futures	814,882	10,014	1,433,408	8,369
Foreign exchange swaps	2,257,001	86,943	1,643,232	27,359
Forward rate agreements	23,968	6,020	80,441	2,463
Interest rate swaps	22,884,544	1,202,172	26,376,089	3,580,272
Options	2,687,135	90,202	3,033,158	108,859
Outright foreign exchange forwards	402,030	12,668	1,422,942	47,114
Credit Derivatives	-	-	46,820	3,503
Commodity swaps and other	22,571	1,923	1,444	239
Total	32,716,714	1,782,470	38,365,647	4,320,488

(1) Includes both long and short derivative positions.
2 See Note 43 for more information

Gains and losses on derivative instruments are presented within Net trading income / (loss) in the Statement of Income and Comprehensive Income and for the year ended December 31, 2009, 2010 and 2011 and are analyzed as follows:
	2009	2010	2011
	As restated1	As restated1
	Net	Net	Net
	gains/(losses)	gains/(losses)	gains/(losses)
	(EUR in thousands)	(EUR in thousands)	(EUR in thousands)
Interest rate swaps and cross currency interest rate swaps	(410,451)	(590,551)	(1,588,841)
Financial futures	(6,590)	(227,366)	(92,185)
Foreign exchange swaps	51,582	13,433	(9,723)
Forward rate agreements	3,948	(8,928)	3,829
Options	(916)	(123,067)	415,621
Outright foreign exchange forwards	14,696	(8,235)	96,158
Commodity swaps and other	0	5,453	(236)
Total	(347,731)	(939,261)	(1,175,377)
1 See Note 43 for more information